LOSS PER SHARE	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Loss per share:
LOSS PER SHARE

NOTE 3 – LOSS PER SHARE

We calculate basic loss per share by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is calculated similarly but reflects the potential impact of shares issuable upon the conversion or exercise of outstanding convertible preferred stock, convertible notes payable, stock warrants and other commitments to issue common stock, except where the impact would be anti-dilutive.

The calculation of diluted loss per share also reflects an adjustment to net loss for the potential reduction to a reporting period’s interest expense, net of applicable income tax, which would result if the Company’s convertible notes payable were converted at the beginning of such reporting period.

The following table sets forth the computations of basic and diluted loss per share:

	Three Months Ended		Six Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Net loss, as reported	$(18,385,903)	$(2,714,765)	$(19,738,913)	$(6,262,772
After tax interest adjustment	-	-	-	-
Net loss, if-converted basis	$(18,385,903)	$(2,714,765)	$(19,738,913)	$(6,262,772)
Weighted average basic shares	262,832,833	187,567,291	270,531,857	186,009,840
Dilutive securities and instruments:
Convertible preferred stock	-	-	-	-
Convertible notes	-	-	-	-
Stock options and warrants	-	-	-	-
Weighted average diluted shares	262,832,833	187,567,291	270,531,857	186,009,840
Loss per share:
Basic	$(0.07)	$(0.01)	$(0.07)	$(0.03)
Diluted	$(0.07)	$(0.01)	$(0.07)	$(0.03)

The following potentially dilutive securities and instruments were outstanding as of September 30, 2022, and September 30, 2021, but excluded from the table above:

	September 30, 2022	September 30, 2021
Convertible preferred stock	6,320,000	8,289,781
Convertible notes payable	246,123,029	156,381,169
Stock warrants	23,246,817	128,743,903
Total potential incremental shares	275,689,846	293,414,853

The preceding table does not include 3,750,000 for both stock warrants held by employees which are not vested (or exercisable) at September 30, 2022 and 4,250,000 at September 30, 2021, respectively.

NOTE 4 - EARNINGS (LOSS) PER SHARE

The Company calculates basic earnings (loss) per share by dividing net earnings (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is calculated similarly but reflects the potential impact of shares issuable upon the conversion or exercise of our outstanding convertible Preferred Stock, convertible notes payable, stock warrants and other commitments to issue Common Stock, except where the impact would be anti-dilutive, as defined in GAAP.

The following table sets forth the computations of basic and diluted earnings (loss) per share for the periods indicated:

	Fiscal Year Ended March 31,
	2022	2021
Net loss	$(17,106,497)	$(1,235,021)

Weighted average basic and diluted shares	206,211,711	172,046,517
Earnings (loss) per share:
Basic and diluted	$(0.08)	$(0.01)

The following potentially dilutive securities and instruments were outstanding on the dates indicated, but excluded from the table above because their impact would be anti-dilutive:

	As of March 31,
	2022	2021
Convertible notes payable	158,403,141	10,406,100
Stock warrants	68,475,290	34,128,212
Convertible Preferred Stock	7,307,589	20,879,530
Total potential incremental shares	234,186,020	65,413,842